Royalty, stream and working interests - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Royalty, stream and working interests
Balance at beginning of period	$ 4,797.8	$ 4,555.6
Additions (note 4)	315.8	476.9
Impairment (charges) and reversals	(258.1)
Depletion	(238.7)	(259.7)
Impact of foreign exchange	15.3	25.0
Balance at end of period	4,632.1	4,797.8
Mineral Royalties
Royalty, stream and working interests
Balance at beginning of period	415.6	450.1
Additions (note 4)	18.8
Transfers	(1.2)	5.9
Depletion	(31.5)	(46.0)
Impact of foreign exchange	5.2	5.6
Balance at end of period	406.9	415.6
Streams
Royalty, stream and working interests
Balance at beginning of period	2,804.0	2,967.6
Impairment (charges) and reversals	9.6
Depletion	(160.0)	(163.6)
Balance at end of period	2,653.6	2,804.0
Energy
Royalty, stream and working interests
Balance at beginning of period	1,353.6	966.6
Additions (note 4)	170.2	419.0
Impairment (charges) and reversals	(267.7)
Depletion	(44.9)	(49.0)
Impact of foreign exchange	3.4	17.0
Balance at end of period	1,214.6	1,353.6
Advanced
Royalty, stream and working interests
Balance at beginning of period	170.9	129.8
Additions (note 4)	118.6	46.0
Transfers	1.2	(5.9)
Depletion	(2.1)	(0.9)
Impact of foreign exchange	5.4	1.9
Balance at end of period	294.0	170.9
Exploration
Royalty, stream and working interests
Balance at beginning of period	53.7	41.5
Additions (note 4)	8.2	11.9
Depletion	(0.2)	(0.2)
Impact of foreign exchange	1.3	0.5
Balance at end of period	$ 63.0	$ 53.7